Logo: HARRIS INSIGHT FUNDS (TM)


                      HARRIS INSIGHT EMERGING MARKETS FUND
                        HARRIS INSIGHT EQUITY INCOME FUND
                        HARRIS INSIGHT INTERNATIONAL FUND
                 HARRIS INSIGHT LARGE-CAP AGGRESSIVE GROWTH FUND
                 HARRIS INSIGHT SMALL-CAP AGGRESSIVE GROWTH FUND
                         HARRIS INSIGHT TECHNOLOGY FUND

                                    A SHARES
                                    B SHARES
                                    N SHARES
                              INSTITUTIONAL SHARES

                         Supplement dated April 15, 2003
                      to the Prospectuses dated May 1, 2002

The Board of Trustees of Harris Insight Funds Trust has approved the following actions:

Harris Insight Emerging Markets Fund and the Harris Insight International Fund
------------------------------------------------------------------------------

Effective May 1, 2003, the B Shares class of the Harris Insight Emerging Markets Fund and the Harris Insight International Fund will be closed to new investment, including additional purchases by current shareholders. Redemptions and exchanges out of the B Shares class of each of these Funds will be permitted through May 30, 2003. All shares of the B Shares class of either Fund outstanding at the close of business of that date will be exchanged for A Shares of the same Fund. For the May 30, 2003 exchange of B Shares for A Shares of the same Fund, there will be no load, transaction fee or redemption fee, including any CDSC, where applicable, imposed on the shareholder.

Harris Insight Equity Income Fund
---------------------------------

On June 30, 2003, the Harris Insight Equity Income Fund will terminate and be liquidated. Redemptions and exchanges out of the Fund will be permitted through June 30, 2003. All shares of the Fund outstanding at the close of business on that date will be redeemed, and a check for the proceeds of your shares will mailed to you promptly. The Fund will then be terminated. For the June 30, 2003 termination of the Fund, there will be no load, transaction fee or redemption fee, including any CDSC, where applicable, imposed on the shareholder.

Harris Insight Large-Cap Aggressive Growth Fund and the Harris Insight
----------------------------------------------------------------------
Technology Fund
---------------

Effective May 1, 2003, the Harris Insight Large-Cap Aggressive Growth Fund and the Harris Insight Technology Fund will be closed to new investment, including additional purchases by current shareholders. Redemptions and exchanges out of each of these Funds will be permitted through May 30, 2003. All shares of either Fund outstanding at the close of business on that date will be redeemed, and a check for the proceeds of your holdings will mailed to you promptly. Both Funds will then be terminated. For the May 30, 2003 termination of these Funds, there will be no load, transaction fee or redemption fee, including any CDSC, where applicable, imposed on the shareholder.

Harris Insight Small-Cap Aggressive Growth Fund
-----------------------------------------------

Effective May 1, 2003, the B Shares class of the Harris Insight Small-Cap Aggressive Growth Fund will be closed to new investment, including additional purchases by current shareholders. Redemptions and exchanges out of the B Shares class of this Fund will be permitted through May 30, 2003. All shares of the B Shares class of the Fund outstanding at the close of business on that date will be exchanged for Institutional Shares of the Fund which are offered by separate prospectus. For the May 30, 2003 exchange of B Shares for Institutional Shares of the Fund, there will be no load, transaction fee or redemption fee, including any CDSC, where applicable, imposed on the shareholder.

                                                                        HIF-1293